Analysis Of Changes In Financing Activities During The Year (Details) - Debt securities [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of changes in financing during the year [Line Items]
Debt Securities Issued Opening Balance	$ 13,390,515	$ 5,180,604
Gain of control over subsidiaries		5,054,024
New borrowings	4,691,050	11,710,741
Debt payments	(8,260,445)	(6,054,607)
Interests and adjustments accrued	3,540,061	5,716,480
Interests paid	(3,910,199)	(3,362,337)
Inflation effect on debt securities issued	(5,331,472)	(4,854,390)
Debt Securities Issued Closing Balance	$ 4,119,510	$ 13,390,515